Document and Entity Information	Oct. 15, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	STATE STREET CORP
Amendment Flag	false
Entity Central Index Key	0000093751
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Incorporation State Country Code	MA
Entity File Number	001-07511
Entity Tax Identification Number	04-2456637
Entity Address, Address Line One	One Congress Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02114
City Area Code	(617)
Local Phone Number	786-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE
Series G Preferred Stock Depository Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/4,000th ownership interest in a share of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	STT.PRG
Security Exchange Name	NYSE